Summary of Significant Accounting Policies (Tables) - Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member]	9 Months Ended
Sep. 30, 2017
Schedule of Foreign Exchange Rates Used for Translation

Below is a table with foreign exchange rates used for translation:

For the year ended December 31, (Average Rate)	September 30, 2017		2016		2015
Chinese Renminbi (RMB)	RMB	6.5785	RMB	6.6400	RMB	6.2827
United States dollar ($)		$1.0000		$1.0000		$1.0000

As of December 31, (Closing Rate)	September 30, 2017		2016		2015
Chinese Renminbi (RMB)	RMB	6.6685	RMB	6.9430	RMB	6.4778
United States dollar ($)		$1.0000		$1.0000		$1.0000

Schedule of Estimated Useful Life of Asset

Depreciation is provided over the estimated useful life of each class of depreciable assets and is computed using the straight-line method over the useful lives of the assets are as follows:

Classification	Estimated useful life
Buildings	Over the lease term